GAMING SUBCONCESSION, NET - Additional Information (Detail) - Gaming Subconcession [Member] $ in Thousands	Dec. 31, 2020 USD ($)
Goodwill And Intangible Assets [Line Items]
Amortization of gaming subconcession, year 2021	$ 57,439
Amortization of gaming subconcession, year 2022	$ 27,224